INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2016
Income Tax Disclosure [Abstract]
Schedule of sources and tax effects of the differences for the periods

	Years Ended December 31,
	2016	2015
Statutory U.S. federal tax rate	39%	39%
Effect of increase in valuation allowance	(39%)	(39%)
	—%	—%

Schedule of changes in cumulative net deferred tax assets

	December 31,
	2016	2015
Net loss carry forward	$3,648,316	$2,148,248
Valuation allowance	(3,648,316)	(2,148,248)
	$—	$—

Schedule of reconciliation of income taxes computed at the statutory rate

	Years Ended December 31,
	2016	2015
Tax benefit at statutory rate	$1,500,068	$1,124,511
Valuation allowance	(1,500,068)	(1,124,511)
	$—	$—